Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AQR Funds
Entity Central Index Key	0001444822
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000124381
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Multi-Style Fund
Class Name	I
Trading Symbol	QCELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 1,165,553,675
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	32.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.6
Materials	2.1
Consumer Staples	2.9
Energy	3.9
Investment Companies	4.4
Communication Services	9.0
Industrials	9.8
Consumer Discretionary	9.9
Health Care	10.0
Financials	13.2
Information Technology	33.6

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
NVIDIA Corp.	7.5
Apple, Inc.	5.0
Limited Purpose Cash Investment Fund	4.4
Microsoft Corp.	4.1
Alphabet, Inc., Class A	2.2
Broadcom, Inc.	2.1
Meta Platforms, Inc., Class A	1.9
Amazon.com, Inc.	1.9
Micron Technology, Inc.	1.7
Booking Holdings, Inc.	1.4

C000124382
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Multi-Style Fund
Class Name	N
Trading Symbol	QCENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 1,165,553,675
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	32.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.6
Materials	2.1
Consumer Staples	2.9
Energy	3.9
Investment Companies	4.4
Communication Services	9.0
Industrials	9.8
Consumer Discretionary	9.9
Health Care	10.0
Financials	13.2
Information Technology	33.6

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
NVIDIA Corp.	7.5
Apple, Inc.	5.0
Limited Purpose Cash Investment Fund	4.4
Microsoft Corp.	4.1
Alphabet, Inc., Class A	2.2
Broadcom, Inc.	2.1
Meta Platforms, Inc., Class A	1.9
Amazon.com, Inc.	1.9
Micron Technology, Inc.	1.7
Booking Holdings, Inc.	1.4

C000144290
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Multi-Style Fund
Class Name	R6
Trading Symbol	QCERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 1,165,553,675
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	32.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.6
Materials	2.1
Consumer Staples	2.9
Energy	3.9
Investment Companies	4.4
Communication Services	9.0
Industrials	9.8
Consumer Discretionary	9.9
Health Care	10.0
Financials	13.2
Information Technology	33.6

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
NVIDIA Corp.	7.5
Apple, Inc.	5.0
Limited Purpose Cash Investment Fund	4.4
Microsoft Corp.	4.1
Alphabet, Inc., Class A	2.2
Broadcom, Inc.	2.1
Meta Platforms, Inc., Class A	1.9
Amazon.com, Inc.	1.9
Micron Technology, Inc.	1.7
Booking Holdings, Inc.	1.4

C000124383
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Multi-Style Fund
Class Name	I
Trading Symbol	QSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
AssetsNet	$ 149,527,816
Holdings Count | Holding	517
InvestmentCompanyPortfolioTurnover	30.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	1.0
Communication Services	2.4
Consumer Staples	3.7
Materials	4.4
Investment Companies	7.2
Consumer Discretionary	7.4
Energy	7.9
Financials	15.7
Information Technology	15.7
Health Care	16.1
Industrials	17.7

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.2
Teekay Tankers Ltd., Class A	1.1
Credo Technology Group Holding Ltd.	0.9
SSR Mining, Inc.	0.9
Bloom Energy Corp., Class A	0.9
Argan, Inc.	0.9
Perdoceo Education Corp.	0.8
Alkermes plc	0.8
Catalyst Pharmaceuticals, Inc.	0.8
Fabrinet	0.7

C000124384
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Multi-Style Fund
Class Name	N
Trading Symbol	QSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
AssetsNet	$ 149,527,816
Holdings Count | Holding	517
InvestmentCompanyPortfolioTurnover	30.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	1.0
Communication Services	2.4
Consumer Staples	3.7
Materials	4.4
Investment Companies	7.2
Consumer Discretionary	7.4
Energy	7.9
Financials	15.7
Information Technology	15.7
Health Care	16.1
Industrials	17.7

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.2
Teekay Tankers Ltd., Class A	1.1
Credo Technology Group Holding Ltd.	0.9
SSR Mining, Inc.	0.9
Bloom Energy Corp., Class A	0.9
Argan, Inc.	0.9
Perdoceo Education Corp.	0.8
Alkermes plc	0.8
Catalyst Pharmaceuticals, Inc.	0.8
Fabrinet	0.7

C000144291
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Multi-Style Fund
Class Name	R6
Trading Symbol	QSERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%
AssetsNet	$ 149,527,816
Holdings Count | Holding	517
InvestmentCompanyPortfolioTurnover	30.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	1.0
Communication Services	2.4
Consumer Staples	3.7
Materials	4.4
Investment Companies	7.2
Consumer Discretionary	7.4
Energy	7.9
Financials	15.7
Information Technology	15.7
Health Care	16.1
Industrials	17.7

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.2
Teekay Tankers Ltd., Class A	1.1
Credo Technology Group Holding Ltd.	0.9
SSR Mining, Inc.	0.9
Bloom Energy Corp., Class A	0.9
Argan, Inc.	0.9
Perdoceo Education Corp.	0.8
Alkermes plc	0.8
Catalyst Pharmaceuticals, Inc.	0.8
Fabrinet	0.7

C000124385
Shareholder Report [Line Items]
Fund Name	AQR International Multi-Style Fund
Class Name	I
Trading Symbol	QICLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 756,861,242
Holdings Count | Holding	244
InvestmentCompanyPortfolioTurnover	29.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	3.2
Consumer Staples	4.8
Communication Services	4.9
Investment Companies	5.1
Energy	5.9
Consumer Discretionary	6.0
Information Technology	7.7
Materials	8.0
Health Care	11.6
Industrials	19.2
Financials	22.8

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	18.8
United States	13.0
Canada	11.5
United Kingdom	10.9
France	8.7
Germany	6.8
Australia	5.2
Netherlands	4.8
Sweden	3.6
Spain	3.4
Others	12.5

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.1
Novartis AG (Registered)	2.4
ASML Holding NV	2.3
Roche Holding AG	2.1
BHP Group Ltd.	1.6
ABB Ltd. (Registered)	1.6
Rolls-Royce Holdings plc	1.6
Centrica plc	1.3
Orange SA	1.3
Repsol SA	1.2

C000124386
Shareholder Report [Line Items]
Fund Name	AQR International Multi-Style Fund
Class Name	N
Trading Symbol	QICNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
AssetsNet	$ 756,861,242
Holdings Count | Holding	244
InvestmentCompanyPortfolioTurnover	29.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	3.2
Consumer Staples	4.8
Communication Services	4.9
Investment Companies	5.1
Energy	5.9
Consumer Discretionary	6.0
Information Technology	7.7
Materials	8.0
Health Care	11.6
Industrials	19.2
Financials	22.8

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	18.8
United States	13.0
Canada	11.5
United Kingdom	10.9
France	8.7
Germany	6.8
Australia	5.2
Netherlands	4.8
Sweden	3.6
Spain	3.4
Others	12.5

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.1
Novartis AG (Registered)	2.4
ASML Holding NV	2.3
Roche Holding AG	2.1
BHP Group Ltd.	1.6
ABB Ltd. (Registered)	1.6
Rolls-Royce Holdings plc	1.6
Centrica plc	1.3
Orange SA	1.3
Repsol SA	1.2

C000144292
Shareholder Report [Line Items]
Fund Name	AQR International Multi-Style Fund
Class Name	R6
Trading Symbol	QICRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 756,861,242
Holdings Count | Holding	244
InvestmentCompanyPortfolioTurnover	29.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	3.2
Consumer Staples	4.8
Communication Services	4.9
Investment Companies	5.1
Energy	5.9
Consumer Discretionary	6.0
Information Technology	7.7
Materials	8.0
Health Care	11.6
Industrials	19.2
Financials	22.8

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	18.8
United States	13.0
Canada	11.5
United Kingdom	10.9
France	8.7
Germany	6.8
Australia	5.2
Netherlands	4.8
Sweden	3.6
Spain	3.4
Others	12.5

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.1
Novartis AG (Registered)	2.4
ASML Holding NV	2.3
Roche Holding AG	2.1
BHP Group Ltd.	1.6
ABB Ltd. (Registered)	1.6
Rolls-Royce Holdings plc	1.6
Centrica plc	1.3
Orange SA	1.3
Repsol SA	1.2

C000151790
Shareholder Report [Line Items]
Fund Name	AQR Emerging Multi-Style II Fund
Class Name	I
Trading Symbol	QTELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
AssetsNet	$ 581,106,914
Holdings Count | Holding	224
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	2.6
Utilities	2.0
Consumer Staples	2.7
Investment Companies	3.8
Consumer Discretionary	4.9
Energy	6.0
Communication Services	6.7
Materials	7.7
Industrials	10.6
Financials	24.5
Information Technology	28.3

Geographic Allocation

Table Summary
Country	% of Net Assets
China	25.4
Taiwan	21.0
South Korea	15.1
India	11.2
Brazil	5.6
United States	3.8
South Africa	2.9
Mexico	2.5
Poland	2.2
Thailand	2.1
Others	8.0

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8
Samsung Electronics Co. Ltd.	4.5
Limited Purpose Cash Investment Fund	3.8
SK hynix, Inc.	3.5
Tencent Holdings Ltd.	3.3
China Construction Bank Corp., Class H	2.1
Accton Technology Corp.	1.5
Alibaba Group Holding Ltd.	1.4
Sinotruk Hong Kong Ltd.	1.3
Woori Financial Group, Inc.	1.3

C000151791
Shareholder Report [Line Items]
Fund Name	AQR Emerging Multi-Style II Fund
Class Name	N
Trading Symbol	QTENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 581,106,914
Holdings Count | Holding	224
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	2.6
Utilities	2.0
Consumer Staples	2.7
Investment Companies	3.8
Consumer Discretionary	4.9
Energy	6.0
Communication Services	6.7
Materials	7.7
Industrials	10.6
Financials	24.5
Information Technology	28.3

Geographic Allocation

Table Summary
Country	% of Net Assets
China	25.4
Taiwan	21.0
South Korea	15.1
India	11.2
Brazil	5.6
United States	3.8
South Africa	2.9
Mexico	2.5
Poland	2.2
Thailand	2.1
Others	8.0

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8
Samsung Electronics Co. Ltd.	4.5
Limited Purpose Cash Investment Fund	3.8
SK hynix, Inc.	3.5
Tencent Holdings Ltd.	3.3
China Construction Bank Corp., Class H	2.1
Accton Technology Corp.	1.5
Alibaba Group Holding Ltd.	1.4
Sinotruk Hong Kong Ltd.	1.3
Woori Financial Group, Inc.	1.3

C000151792
Shareholder Report [Line Items]
Fund Name	AQR Emerging Multi-Style II Fund
Class Name	R6
Trading Symbol	QTERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 581,106,914
Holdings Count | Holding	224
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	2.6
Utilities	2.0
Consumer Staples	2.7
Investment Companies	3.8
Consumer Discretionary	4.9
Energy	6.0
Communication Services	6.7
Materials	7.7
Industrials	10.6
Financials	24.5
Information Technology	28.3

Geographic Allocation

Table Summary
Country	% of Net Assets
China	25.4
Taiwan	21.0
South Korea	15.1
India	11.2
Brazil	5.6
United States	3.8
South Africa	2.9
Mexico	2.5
Poland	2.2
Thailand	2.1
Others	8.0

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8
Samsung Electronics Co. Ltd.	4.5
Limited Purpose Cash Investment Fund	3.8
SK hynix, Inc.	3.5
Tencent Holdings Ltd.	3.3
China Construction Bank Corp., Class H	2.1
Accton Technology Corp.	1.5
Alibaba Group Holding Ltd.	1.4
Sinotruk Hong Kong Ltd.	1.3
Woori Financial Group, Inc.	1.3

C000076804
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Momentum Style Fund
Class Name	I
Trading Symbol	AMOMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 563,636,549
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	49.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	2.5
Investment Companies	2.2
Materials	2.4
Energy	2.6
Consumer Staples	4.4
Consumer Discretionary	6.9
Communication Services	10.2
Health Care	10.8
Financials	11.7
Industrials	15.6
Information Technology	31.4

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Alphabet, Inc., Class A	7.3
NVIDIA Corp.	7.3
Broadcom, Inc.	3.7
Limited Purpose Cash Investment Fund	2.2
Johnson & Johnson	2.1
JPMorgan Chase & Co.	1.9
Lam Research Corp.	1.5
Microsoft Corp.	1.4
GE Aerospace	1.3
Walmart, Inc.	1.3

C000120475
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Momentum Style Fund
Class Name	N
Trading Symbol	AMONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 563,636,549
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	49.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	2.5
Investment Companies	2.2
Materials	2.4
Energy	2.6
Consumer Staples	4.4
Consumer Discretionary	6.9
Communication Services	10.2
Health Care	10.8
Financials	11.7
Industrials	15.6
Information Technology	31.4

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Alphabet, Inc., Class A	7.3
NVIDIA Corp.	7.3
Broadcom, Inc.	3.7
Limited Purpose Cash Investment Fund	2.2
Johnson & Johnson	2.1
JPMorgan Chase & Co.	1.9
Lam Research Corp.	1.5
Microsoft Corp.	1.4
GE Aerospace	1.3
Walmart, Inc.	1.3

C000144284
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Momentum Style Fund
Class Name	R6
Trading Symbol	QMORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 563,636,549
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	49.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	2.5
Investment Companies	2.2
Materials	2.4
Energy	2.6
Consumer Staples	4.4
Consumer Discretionary	6.9
Communication Services	10.2
Health Care	10.8
Financials	11.7
Industrials	15.6
Information Technology	31.4

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Alphabet, Inc., Class A	7.3
NVIDIA Corp.	7.3
Broadcom, Inc.	3.7
Limited Purpose Cash Investment Fund	2.2
Johnson & Johnson	2.1
JPMorgan Chase & Co.	1.9
Lam Research Corp.	1.5
Microsoft Corp.	1.4
GE Aerospace	1.3
Walmart, Inc.	1.3

C000076805
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Momentum Style Fund
Class Name	I
Trading Symbol	ASMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 166,443,004
Holdings Count | Holding	638
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	3.6
Communication Services	2.8
Real Estate	3.2
Investment Companies	4.4
Energy	5.1
Materials	5.7
Consumer Discretionary	7.0
Financials	10.6
Information Technology	16.1
Health Care	19.7
Industrials	21.5

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.4
Bloom Energy Corp., Class A	1.8
EchoStar Corp., Class A	1.3
Fabrinet	1.1
Nextpower, Inc., Class A	1.0
Sterling Infrastructure, Inc.	1.0
Credo Technology Group Holding Ltd.	0.9
Hecla Mining Co.	0.8
Kratos Defense & Security Solutions, Inc.	0.8
TTM Technologies, Inc.	0.7

C000120476
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Momentum Style Fund
Class Name	N
Trading Symbol	ASMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 166,443,004
Holdings Count | Holding	638
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	3.6
Communication Services	2.8
Real Estate	3.2
Investment Companies	4.4
Energy	5.1
Materials	5.7
Consumer Discretionary	7.0
Financials	10.6
Information Technology	16.1
Health Care	19.7
Industrials	21.5

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.4
Bloom Energy Corp., Class A	1.8
EchoStar Corp., Class A	1.3
Fabrinet	1.1
Nextpower, Inc., Class A	1.0
Sterling Infrastructure, Inc.	1.0
Credo Technology Group Holding Ltd.	0.9
Hecla Mining Co.	0.8
Kratos Defense & Security Solutions, Inc.	0.8
TTM Technologies, Inc.	0.7

C000144285
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Momentum Style Fund
Class Name	R6
Trading Symbol	QSMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
AssetsNet	$ 166,443,004
Holdings Count | Holding	638
InvestmentCompanyPortfolioTurnover	25.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	3.6
Communication Services	2.8
Real Estate	3.2
Investment Companies	4.4
Energy	5.1
Materials	5.7
Consumer Discretionary	7.0
Financials	10.6
Information Technology	16.1
Health Care	19.7
Industrials	21.5

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.4
Bloom Energy Corp., Class A	1.8
EchoStar Corp., Class A	1.3
Fabrinet	1.1
Nextpower, Inc., Class A	1.0
Sterling Infrastructure, Inc.	1.0
Credo Technology Group Holding Ltd.	0.9
Hecla Mining Co.	0.8
Kratos Defense & Security Solutions, Inc.	0.8
TTM Technologies, Inc.	0.7

C000076806
Shareholder Report [Line Items]
Fund Name	AQR International Momentum Style Fund
Class Name	I
Trading Symbol	AIMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
AssetsNet	$ 207,060,847
Holdings Count | Holding	262
InvestmentCompanyPortfolioTurnover	36.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	4.2
Consumer Staples	3.0
Consumer Discretionary	3.2
Energy	3.3
Communication Services	4.0
Health Care	4.2
Utilities	6.5
Materials	7.4
Information Technology	9.4
Industrials	22.7
Financials	29.8

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	23.5
Canada	14.3
United Kingdom	11.1
United States	6.6
Germany	6.4
France	5.2
Italy	4.9
Netherlands	4.8
Spain	4.6
Switzerland	2.3
Others	14.0

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
ASML Holding NV	3.8
Limited Purpose Cash Investment Fund	2.9
HSBC Holdings plc	2.2
Siemens Energy AG	1.7
UniCredit SpA	1.6
Shell plc	1.5
Rolls-Royce Holdings plc	1.4
Intesa Sanpaolo SpA	1.2
Royal Bank of Canada	1.2
AstraZeneca plc	1.2

C000120477
Shareholder Report [Line Items]
Fund Name	AQR International Momentum Style Fund
Class Name	N
Trading Symbol	AIONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
AssetsNet	$ 207,060,847
Holdings Count | Holding	262
InvestmentCompanyPortfolioTurnover	36.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	4.2
Consumer Staples	3.0
Consumer Discretionary	3.2
Energy	3.3
Communication Services	4.0
Health Care	4.2
Utilities	6.5
Materials	7.4
Information Technology	9.4
Industrials	22.7
Financials	29.8

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	23.5
Canada	14.3
United Kingdom	11.1
United States	6.6
Germany	6.4
France	5.2
Italy	4.9
Netherlands	4.8
Spain	4.6
Switzerland	2.3
Others	14.0

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
ASML Holding NV	3.8
Limited Purpose Cash Investment Fund	2.9
HSBC Holdings plc	2.2
Siemens Energy AG	1.7
UniCredit SpA	1.6
Shell plc	1.5
Rolls-Royce Holdings plc	1.4
Intesa Sanpaolo SpA	1.2
Royal Bank of Canada	1.2
AstraZeneca plc	1.2

C000144286
Shareholder Report [Line Items]
Fund Name	AQR International Momentum Style Fund
Class Name	R6
Trading Symbol	QIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%
AssetsNet	$ 207,060,847
Holdings Count | Holding	262
InvestmentCompanyPortfolioTurnover	36.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	4.2
Consumer Staples	3.0
Consumer Discretionary	3.2
Energy	3.3
Communication Services	4.0
Health Care	4.2
Utilities	6.5
Materials	7.4
Information Technology	9.4
Industrials	22.7
Financials	29.8

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	23.5
Canada	14.3
United Kingdom	11.1
United States	6.6
Germany	6.4
France	5.2
Italy	4.9
Netherlands	4.8
Spain	4.6
Switzerland	2.3
Others	14.0

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
ASML Holding NV	3.8
Limited Purpose Cash Investment Fund	2.9
HSBC Holdings plc	2.2
Siemens Energy AG	1.7
UniCredit SpA	1.6
Shell plc	1.5
Rolls-Royce Holdings plc	1.4
Intesa Sanpaolo SpA	1.2
Royal Bank of Canada	1.2
AstraZeneca plc	1.2

C000115554
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Defensive Style Fund
Class Name	I
Trading Symbol	AUEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,347,944,649
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.6
Investment Companies	1.8
Utilities	2.2
Energy	6.5
Consumer Discretionary	7.5
Communication Services	10.7
Health Care	12.7
Industrials	13.9
Information Technology	14.2
Financials	14.7
Consumer Staples	15.4

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	1.8
United Therapeutics Corp.	1.8
Exxon Mobil Corp.	1.7
Kroger Co. (The)	1.6
AT&T, Inc.	1.6
Adobe, Inc.	1.6
Microsoft Corp.	1.6
Verizon Communications, Inc.	1.5
Costco Wholesale Corp.	1.5
Johnson & Johnson	1.5

C000115553
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Defensive Style Fund
Class Name	N
Trading Symbol	AUENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 1,347,944,649
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.6
Investment Companies	1.8
Utilities	2.2
Energy	6.5
Consumer Discretionary	7.5
Communication Services	10.7
Health Care	12.7
Industrials	13.9
Information Technology	14.2
Financials	14.7
Consumer Staples	15.4

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	1.8
United Therapeutics Corp.	1.8
Exxon Mobil Corp.	1.7
Kroger Co. (The)	1.6
AT&T, Inc.	1.6
Adobe, Inc.	1.6
Microsoft Corp.	1.6
Verizon Communications, Inc.	1.5
Costco Wholesale Corp.	1.5
Johnson & Johnson	1.5

C000145934
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Defensive Style Fund
Class Name	R6
Trading Symbol	QUERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 1,347,944,649
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.6
Investment Companies	1.8
Utilities	2.2
Energy	6.5
Consumer Discretionary	7.5
Communication Services	10.7
Health Care	12.7
Industrials	13.9
Information Technology	14.2
Financials	14.7
Consumer Staples	15.4

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	1.8
United Therapeutics Corp.	1.8
Exxon Mobil Corp.	1.7
Kroger Co. (The)	1.6
AT&T, Inc.	1.6
Adobe, Inc.	1.6
Microsoft Corp.	1.6
Verizon Communications, Inc.	1.5
Costco Wholesale Corp.	1.5
Johnson & Johnson	1.5

C000115556
Shareholder Report [Line Items]
Fund Name	AQR International Defensive Style Fund
Class Name	I
Trading Symbol	ANDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.63%
AssetsNet	$ 93,557,836
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	16.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	3.5
Investment Companies	3.1
Utilities	4.8
Health Care	7.3
Consumer Discretionary	8.2
Energy	9.0
Industrials	9.2
Information Technology	10.2
Communication Services	12.0
Financials	13.6
Consumer Staples	17.4

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	19.9
Canada	13.4
United Kingdom	9.9
France	7.5
Australia	7.2
United States	6.8
Germany	5.5
Netherlands	4.1
Switzerland	3.9
Hong Kong	3.5
Others	16.6

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.1
Dassault Aviation SA	1.4
Hoya Corp.	1.4
Obic Co. Ltd.	1.4
Industria de Diseno Textil SA	1.4
Wesfarmers Ltd.	1.4
United Overseas Bank Ltd.	1.4
Iberdrola SA	1.4
Telstra Group Ltd.	1.4
Koninklijke Ahold Delhaize NV	1.4

C000115555
Shareholder Report [Line Items]
Fund Name	AQR International Defensive Style Fund
Class Name	N
Trading Symbol	ANDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
AssetsNet	$ 93,557,836
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	16.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	3.5
Investment Companies	3.1
Utilities	4.8
Health Care	7.3
Consumer Discretionary	8.2
Energy	9.0
Industrials	9.2
Information Technology	10.2
Communication Services	12.0
Financials	13.6
Consumer Staples	17.4

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	19.9
Canada	13.4
United Kingdom	9.9
France	7.5
Australia	7.2
United States	6.8
Germany	5.5
Netherlands	4.1
Switzerland	3.9
Hong Kong	3.5
Others	16.6

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.1
Dassault Aviation SA	1.4
Hoya Corp.	1.4
Obic Co. Ltd.	1.4
Industria de Diseno Textil SA	1.4
Wesfarmers Ltd.	1.4
United Overseas Bank Ltd.	1.4
Iberdrola SA	1.4
Telstra Group Ltd.	1.4
Koninklijke Ahold Delhaize NV	1.4

C000145935
Shareholder Report [Line Items]
Fund Name	AQR International Defensive Style Fund
Class Name	R6
Trading Symbol	ANDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.51%
AssetsNet	$ 93,557,836
Holdings Count | Holding	187
InvestmentCompanyPortfolioTurnover	16.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	3.5
Investment Companies	3.1
Utilities	4.8
Health Care	7.3
Consumer Discretionary	8.2
Energy	9.0
Industrials	9.2
Information Technology	10.2
Communication Services	12.0
Financials	13.6
Consumer Staples	17.4

Geographic Allocation

Table Summary
Country	% of Net Assets
Japan	19.9
Canada	13.4
United Kingdom	9.9
France	7.5
Australia	7.2
United States	6.8
Germany	5.5
Netherlands	4.1
Switzerland	3.9
Hong Kong	3.5
Others	16.6

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.1
Dassault Aviation SA	1.4
Hoya Corp.	1.4
Obic Co. Ltd.	1.4
Industria de Diseno Textil SA	1.4
Wesfarmers Ltd.	1.4
United Overseas Bank Ltd.	1.4
Iberdrola SA	1.4
Telstra Group Ltd.	1.4
Koninklijke Ahold Delhaize NV	1.4

C000070950
Shareholder Report [Line Items]
Fund Name	AQR Global Equity Fund
Class Name	I
Trading Symbol	AQGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 533,196,607
Holdings Count | Holding	354
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.9
Materials	2.7
Consumer Staples	4.2
Investment Companies	7.2
Consumer Discretionary	7.2
Communication Services	7.4
Energy	7.5
Health Care	7.8
Industrials	10.2
Financials	18.6
Information Technology	23.4

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	72.7
Japan	5.3
United Kingdom	4.1
France	3.0
Germany	2.7
Canada	2.6
Netherlands	2.1
Spain	1.6
Italy	1.0
Australia	0.9
Others	1.1

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.8
NVIDIA Corp.	4.3
Microsoft Corp.	4.0
Apple, Inc.	3.0
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.4
Amazon.com, Inc.	2.4
Alphabet, Inc., Class A	2.0
Exxon Mobil Corp.	1.9
Broadcom, Inc.	1.7
Alphabet, Inc., Class C	1.7

C000070949
Shareholder Report [Line Items]
Fund Name	AQR Global Equity Fund
Class Name	N
Trading Symbol	AQGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 533,196,607
Holdings Count | Holding	354
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.9
Materials	2.7
Consumer Staples	4.2
Investment Companies	7.2
Consumer Discretionary	7.2
Communication Services	7.4
Energy	7.5
Health Care	7.8
Industrials	10.2
Financials	18.6
Information Technology	23.4

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	72.7
Japan	5.3
United Kingdom	4.1
France	3.0
Germany	2.7
Canada	2.6
Netherlands	2.1
Spain	1.6
Italy	1.0
Australia	0.9
Others	1.1

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.8
NVIDIA Corp.	4.3
Microsoft Corp.	4.0
Apple, Inc.	3.0
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.4
Amazon.com, Inc.	2.4
Alphabet, Inc., Class A	2.0
Exxon Mobil Corp.	1.9
Broadcom, Inc.	1.7
Alphabet, Inc., Class C	1.7

C000135923
Shareholder Report [Line Items]
Fund Name	AQR Global Equity Fund
Class Name	R6
Trading Symbol	AQGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 533,196,607
Holdings Count | Holding	354
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]

Sector Allocation

Table Summary
Value	Value
Others	0.9
Materials	2.7
Consumer Staples	4.2
Investment Companies	7.2
Consumer Discretionary	7.2
Communication Services	7.4
Energy	7.5
Health Care	7.8
Industrials	10.2
Financials	18.6
Information Technology	23.4

Geographic Allocation

Table Summary
Country	% of Net Assets
United States	72.7
Japan	5.3
United Kingdom	4.1
France	3.0
Germany	2.7
Canada	2.6
Netherlands	2.1
Spain	1.6
Italy	1.0
Australia	0.9
Others	1.1

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.8
NVIDIA Corp.	4.3
Microsoft Corp.	4.0
Apple, Inc.	3.0
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.4
Amazon.com, Inc.	2.4
Alphabet, Inc., Class A	2.0
Exxon Mobil Corp.	1.9
Broadcom, Inc.	1.7
Alphabet, Inc., Class C	1.7